UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/07

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):          [ ] is a restatement
                                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management, LP
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Susan Chamberlain
Title: CCO
Phone: 312-553-4844

Signature, Place, and Date of Signing:

    /s/Susan Chamberlain              Chicago, IL                07/24/07
         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number               Name

        28-
        [Repeat as necessary.]

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/07

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   102

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,787.397
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  cs               00724F101    34866   868400 SH       Sole                                     868400
Advanced Medical Optics        cs               00763M108     1421    40750 SH       Sole                                      40750
Affiliated Computer Services   cs               008190100    27213   479775 SH       Sole                                     479775
AFLAC                          cs               001055102    17509   340650 SH       Sole                                     340650
Alberto-Culver                 cs               013078100      566    23850 SH       Sole                                      23850
American International Group   cs               026874107    70086  1000800 SH       Sole                                    1000800
American Tower                 cs               029912201    27724   660100 SH       Sole                                     660100
Apple                          cs               037833100    44191   362100 SH       Sole                                     362100
Autoliv, Inc.                  cs               052800109     2249    39550 SH       Sole                                      39550
Automatic Data Processing      cs               053015103    29999   618925 SH       Sole                                     618925
BJ Services Company            cs               055482103    18064   635175 SH       Sole                                     635175
Boston Scientific              cs               101137107    21427  1396775 SH       Sole                                    1396775
Carnival Corporation           cs               143658300     9085   186275 SH       Sole                                     186275
CDW Corporation                cs               12512N105    29716   349725 SH       Sole                                     349725
Cheesecake Factory             cs               163072101    18413   750925 SH       Sole                                     750925
Chevron Corporation            cs               166764100    21117   250675 SH       Sole                                     250675
Cisco Systems                  cs               17275R102     2127    76375 SH       Sole                                      76375
Citigroup                      cs               172967101    27484   535851 SH       Sole                                     535851
Citrix Systems                 cs               177376100    61480  1825950 SH       Sole                                    1825950
Cognos, Inc.                   cs               19244C109    20805   524050 SH       Sole                                     524050
Comcast Corporation            cs               20030N101    18566   660257 SH       Sole                                     660257
Commerce Bancorp               cs               200519106     1313    35500 SH       Sole                                      35500
Copart, Inc.                   cs               217204106     2178    71200 SH       Sole                                      71200
Countrywide Financial          cs               222372104    21189   582927 SH       Sole                                     582927
CVS Caremark Corporation       cs               126650100    25191   691100 SH       Sole                                     691100
Eli Lilly                      cs               532457108    21430   383500 SH       Sole                                     383500
eResearch Technology           cs               29481V108     1341   141000 SH       Sole                                     141000
Exxon Mobil                    cs               30231G102    36364   433526 SH       Sole                                     433526
Fannie Mae                     cs               313586109    29461   450950 SH       Sole                                     450950
FedEx                          cs               31428X106    26683   240450 SH       Sole                                     240450
First Marblehead               cs               320771108     1435    37125 SH       Sole                                      37125
Fiserv, Inc.                   cs               337738108     1147    20200 SH       Sole                                      20200
G&K Services                   cs               361268105     1359    34400 SH       Sole                                      34400
General Electric               cs               369604103    43380  1133225 SH       Sole                                    1133225
Gentex Corporation             cs               371901109     1704    86550 SH       Sole                                      86550
Genzyme Corporation            cs               372917104    18024   279875 SH       Sole                                     279875
Global Payments                cs               37940X102     1358    34250 SH       Sole                                      34250
H&R Block                      cs               093671105    22330   955500 SH       Sole                                     955500
Halliburton Company            cs               406216101    14809   429250 SH       Sole                                     429250
Hospira                        cs               441060100    18743   480100 SH       Sole                                     480100
IMS Health                     cs               449934108    31836   990850 SH       Sole                                     990850
Intel                          cs               458140100    32652  1375425 SH       Sole                                    1375425
International Business Machine cs               459200101    33554   318800 SH       Sole                                     318800
International Speedway         cs               460335201     1070    20300 SH       Sole                                      20300
Invitrogen Corp.               cs               46185R100    18795   254850 SH       Sole                                     254850
Iron Mountain                  cs               462846106     1952    74700 SH       Sole                                      74700
Jackson Hewitt                 cs               468202106     1160    41250 SH       Sole                                      41250
Jacobs Engineering Group       cs               469814107     3640    63300 SH       Sole                                      63300
Johnson & Johnson              cs               478160104    45075   731500 SH       Sole                                     731500
Keystone Automotive Industries cs               49338N109     1483    35850 SH       Sole                                      35850
Kinetic Concepts               cs               49460W208     1632    31400 SH       Sole                                      31400
Kohl's Corporation             cs               500255104    34256   482275 SH       Sole                                     482275
Laboratory Corporation of Amer cs               50540R409    25065   320275 SH       Sole                                     320275
Lincare Holdings               cs               532791100     2365    59350 SH       Sole                                      59350
Linear Technology              cs               535678106    26419   730200 SH       Sole                                     730200
MBIA Inc.                      cs               55262C100     1835    29500 SH       Sole                                      29500
McKesson Corporation           cs               58155q103    16338   273950 SH       Sole                                     273950
Medtronic                      cs               585055106    15445   297825 SH       Sole                                     297825
MGIC Investment                cs               552848103     1734    30500 SH       Sole                                      30500
Microsoft                      cs               594918104    66732  2264419 SH       Sole                                    2264419
Motorola                       cs               620076109    24344  1375375 SH       Sole                                    1375375
MSC Industrial Direct          cs               553530106     2010    36550 SH       Sole                                      36550
Noble Corporation              cs               G65422100    25672   263250 SH       Sole                                     263250
Occidental Petroleum           cs               674599105    37412   646375 SH       Sole                                     646375
Omnicom Group                  cs               681919106    26227   495600 SH       Sole                                     495600
optionsXpress Holdings Inc.    cs               684010101     2758   107500 SH       Sole                                     107500
Paychex                        cs               704326107    19331   494150 SH       Sole                                     494150
Pediatrix Medical Group        cs               705324101     1569    28450 SH       Sole                                      28450
PepsiCo                        cs               713448108    38938   600425 SH       Sole                                     600425
Polo Ralph Lauren              cs               731572103     2399    24450 SH       Sole                                      24450
Portfolio Recovery Associates  cs               73640q105     1449    24150 SH       Sole                                      24150
Procter & Gamble               cs               742718109    14998   245100 SH       Sole                                     245100
QUALCOMM                       cs               747525103    20553   473675 SH       Sole                                     473675
Questar Corporation            cs               748356102    24895   471050 SH       Sole                                     471050
Radian Group                   cs               750236101     1045    19350 SH       Sole                                      19350
Range Resources                cs               75281A109     2725    72850 SH       Sole                                      72850
Saks Incorporated              cs               79377W108     1527    71500 SH       Sole                                      71500
Schering-Plough                cs               806605101    50199  1649125 SH       Sole                                    1649125
Sprint Nextel                  cs               852061100    28741  1387805 SH       Sole                                    1387805
St. Mary Land & Exploration    cs               792228108     1985    54200 SH       Sole                                      54200
Staples                        cs               855030102    18444   777250 SH       Sole                                     777250
Suntech Power ADR              cs               86800c104    17667   484425 SH       Sole                                     484425
Symantec Corporation           cs               871503108    32268  1597425 SH       Sole                                    1597425
TD Ameritrade                  cs               87236Y108    22409  1120450 SH       Sole                                    1120450
Teva Pharmaceutical ADR        cs               881624209    23192   562240 SH       Sole                                     562240
Thermo Fisher Scientific       cs               883556102     1914    37000 SH       Sole                                      37000
Tiffany & Co.                  cs               886547108     1735    32700 SH       Sole                                      32700
Time Warner                    cs               887317105    16970   806575 SH       Sole                                     806575
Total Systems Services         cs               891906109     1138    38550 SH       Sole                                      38550
Trident Microsystems           cs               895919108     1605    87450 SH       Sole                                      87450
UCBH Holdings                  cs               90262T308     1860   101800 SH       Sole                                     101800
Valspar Corporation            cs               920355104     1281    45100 SH       Sole                                      45100
VCA Antech                     cs               918194101     1645    43650 SH       Sole                                      43650
Viacom                         cs               92553P201    10534   253048 SH       Sole                                     253048
Wal-Mart Stores                cs               931142103    20353   423050 SH       Sole                                     423050
Walgreen                       cs               931422109    26783   615125 SH       Sole                                     615125
Waters Corporation             cs               941848103     2796    47100 SH       Sole                                      47100
Weight Watchers International  cs               948626106    17568   345550 SH       Sole                                     345550
Westwood One                   cs               961815107      393    54650 SH       Sole                                      54650
Willis Group Holdings          cs               G96655108     1491    33850 SH       Sole                                      33850
XTO Energy                     cs               98385X106    61729  1027112 SH       Sole                                    1027112
Zebra Technologies             cs               989207105    18258   471284 SH       Sole                                     471284